Per Share Amounts - Preferred Share Dividends (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 34
Series 1 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	7
Series 2 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	1
Series 3 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	12
Series 5 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	9
Series 7 First Preferred Shares
Earnings per share [line items]
Total Declared and Paid Preferred Share Dividends	$ 5